SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of summary of significant accounting policies [abstract]
Schedule of Main Exchange Rates Used for Preparation of Financial Statements
The following table summarizes the main exchange rates used for the preparation of the Interim Financial Statements:

		Average rates		Closing rates
Foreign exchange rate for 1 Euro		Six months ended June 30,		At June 30,	At December 31,
		2022	2021	2022	2021
U.S. Dollars	USD	1.0924	1.2052	1.0387	1.1326
Swiss Francs	CHF	1.0317	1.0945	0.9960	1.0331
Czech Koruna	CZK	24.6445	25.8508	24.7390	24.8580